Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2024
Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) [Abstract]
Schedule of Capitalized Costs Related to Crude Oil and Natural Gas Exploration and Production Activities

Aggregate capitalized costs related to crude oil and natural gas exploration and production activities with applicable accumulated depreciation, depletion, and amortization are presented below as of the dates indicated:

	As of December 31,
	2024	2023
Oil and natural gas properties

Proved	$100,285,138	$94,189,372
Less: accumulated depreciation, depletion, and amortization	(2,759,226)	(352,127)
Net oil and natural gas properties capitalized costs	$97,525,912	$93,837,245

Schedule of Costs Incurred in Crude Oil and Natural Gas Exploration

Costs incurred in crude oil and natural gas exploration and development for the periods presented:

	Successor		Predecessor
	For the Year Ended December 31, 2024	November 15, 2023 to December 31, 2023	January 1, 2023 to November 14, 2023
Exploration costs	$-	$-	$-
Development costs	6,095,765	238,499	6,769,557
Total	$6,095,765	$238,499	$6,769,557

Schedule of Proved Developed and Proved Undeveloped Reserves

The following table and subsequent narrative disclosure provides a roll forward of the total proved reserves for the years ended December 31, 2024 and 2024 as well as proved developed and proved undeveloped reserves at the beginning and end of each respective year:

	For the years ended December 31,
	2024			2023
	Oil (MBbls)	Natural Gas (MMcf)	Total (MBoe)	Oil (MBbls)	Natural Gas (MMcf)	Total (MBoe)
Proved Reserves:
Beginning of period	15,414	3,525	16,001	17,577	4,572	18,339
Extensions and discoveries	-	-	-	1,817	495	1,900
Dispositions	-	-	-	(1,758)	(457)	(1,834)
Revisions to previous estimates	(1,140)	(471)	(1,219)	(1,758)	(729)	(1,995)
Production	(256)	(213)	(291)	(349)	(356)	(409)
End of period	14,018	2,840	14,492	15,414	3,525	16,001
Proved Developed Reserves:
Beginning of period	11,277	2,674	11,723	13,014	3,572	13,609
End of period	9,803	2,056	10,145	11,277	2,674	11,723
Proved Undeveloped Reserves:
Beginning of period	4,137	850	4,279	4,564	1,000	4,730
End of period	4,215	784	4,346	4,137	850	4,279

Schedule of Standardized Measure of Discounted Future Net Cash Flows

The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves is as follows:

	For the year ended December 31,
	2024	2023
	(in thousands)
Future cash inflows	$1,086,436	$1,216,840
Future production costs	(453,384)	(438,653)
Future development costs	(94,156)	(94,156)
Future net cash flows	538,896	684,031
10% annual discount for estimated timing of cash flows	(331,634)	(403,413)
Standardized measure of discounted future net cash flows	$207,262	$280,618

Schedule of Changes in the Standardized Measure of Discounted Future Net Cash Flows

Changes in the standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves are as follows:

	For the year ended December 31,
	2024	2023
	(in thousands)
Balance, beginning of period (Successor for 2024, Predecessor for 2023)	$280,618	$519,547
Net change in sales and transfer prices and in production (lifting) costs related to future production	(32,505)	(95,981)
Sales and transfers of oil and natural gas produced during the period	(9,504)	(22,914)
Changes in estimated future development costs	1,550	(2,313)
Previously estimated development incurred during the period	5,628	7,008
Net purchases (divestitures) of reserves in place	-	(138,893)
Net change due to revisions in quantity estimates	(20,516)	(45,534)
Net change due to extensions and discoveries, and improved recovery	—	—
Accretion of discount	28,062	51,955
Timing and other differences	(46,070)	(446)
Standardized measure of discounted future net cash flows (Successor for 2024, Predecessor for 2023)	$207,262	$280,618